Document and Entity Information	Nov. 04, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2019
Entity Registrant Name	ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35547
Entity Tax Identification Number	36-4372754
Entity Address, Address Line One	222 Merchandise Mart Plaza
Entity Address, Address Line Two	Suite 2024
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	506-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001124804
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MDRX
Security Exchange Name	NASDAQ